Schedule of Investments(a)

November 30, 2023

(Unaudited)

	Principal Amount		Value

U.S. Dollar Denominated Bonds & Notes–115.15%(b)
Advertising–0.72%
Lamar Media Corp.,
4.00%, 02/15/2030	$	25,000	$22,305

3.63%, 01/15/2031		586,000	501,932

			524,237

Aerospace & Defense–2.13%
TransDigm, Inc.,
6.75%, 08/15/2028(c)		764,000	766,322

7.13%, 12/01/2031(c)		772,000	786,197

			1,552,519

Aluminum–0.72%
Novelis Corp.,
3.25%, 11/15/2026(c)		425,000	390,287

3.88%, 08/15/2031(c)		164,000	138,157

			528,444

Apparel Retail–0.79%
Victoria’s Secret & Co., 4.63%, 07/15/2029(c)		707,000	574,422

Application Software–0.73%
SS&C Technologies, Inc., 5.50%, 09/30/2027(c)		554,000	536,654

Automobile Manufacturers–5.34%
Allison Transmission, Inc.,
4.75%, 10/01/2027(c)		546,000	515,362

3.75%, 01/30/2031(c)		1,545,000	1,291,389

Ford Motor Co.,
3.25%, 02/12/2032		655,000	522,664

4.75%, 01/15/2043		330,000	255,159

Ford Motor Credit Co. LLC,
6.80%, 05/12/2028		781,000	795,164

5.11%, 05/03/2029		555,000	521,900

			3,901,638

Automotive Parts & Equipment–3.19%
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(c)		771,000	777,065

NESCO Holdings II, Inc., 5.50%, 04/15/2029(c)		578,000	518,755

ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(c)		868,000	880,911

7.13%, 04/14/2030(c)		151,000	155,097

			2,331,828

Automotive Retail–5.30%
Group 1 Automotive, Inc., 4.00%, 08/15/2028(c)		1,440,000	1,298,611

LCM Investments Holdings II LLC,
4.88%, 05/01/2029(c)		593,000	518,574

8.25%, 08/01/2031(c)		1,007,000	1,012,886

	Principal Amount		Value

Automotive Retail–(continued)
Lithia Motors, Inc.,
3.88%, 06/01/2029(c)	$	590,000	$520,501

4.38%, 01/15/2031(c)		601,000	518,366

			3,868,938

Broadline Retail–0.76%
B2W Digital Lux S.a.r.l. (Brazil), 4.38%, 12/20/2030(c)(d)		309,000	58,377

Macy’s Retail Holdings LLC, 5.88%, 03/15/2030(c)		550,000	499,559

			557,936

Cable & Satellite–6.01%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/2027(c)		294,000	280,063

5.00%, 02/01/2028(c)		123,000	115,379

5.38%, 06/01/2029(c)		274,000	254,257

4.75%, 03/01/2030(c)		308,000	269,745

4.50%, 08/15/2030(c)		485,000	416,439

7.38%, 03/01/2031(c)		543,000	543,597

4.50%, 05/01/2032		555,000	457,526

4.25%, 01/15/2034(c)		304,000	237,372

CSC Holdings LLC,
5.25%, 06/01/2024		309,000	294,677

5.38%, 02/01/2028(c)		303,000	257,923

7.50%, 04/01/2028(c)		352,000	241,076

4.50%, 11/15/2031(c)		704,000	498,827

DISH Network Corp.,
Conv., 3.38%, 08/15/2026		573,000	262,148

11.75%, 11/15/2027(c)		264,000	262,375

			4,391,404

Casinos & Gaming–3.54%
Codere Finance 2 (Luxembourg) S.A. (Spain), 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027(c)(e)		64,572	5,650

Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(c)		1,248,000	1,046,418

Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(c)		1,295,000	1,005,619

Wynn Macau Ltd. (Macau), 5.63%, 08/26/2028(c)		596,000	529,026

			2,586,713

Commodity Chemicals–1.51%
Mativ Holdings, Inc., 6.88%, 10/01/2026(c)		1,191,000	1,099,897

Construction & Engineering–1.44%
Howard Midstream Energy Partners LLC,
6.75%, 01/15/2027(c)		669,000	649,164

8.88%, 07/15/2028(c)		389,000	404,826

			1,053,990

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount		Value

Consumer Finance–2.28%
FirstCash, Inc., 5.63%, 01/01/2030(c)	$	587,000	$549,875

Navient Corp., 6.13%, 03/25/2024		532,000	532,078

OneMain Finance Corp.,
7.13%, 03/15/2026		330,000	333,028

3.88%, 09/15/2028		37,000	31,803

5.38%, 11/15/2029		245,000	220,722

			1,667,506

Diversified Banks–2.16%
Citigroup, Inc.,
3.88%(f)(g)		471,000	411,032

7.38%(f)(g)		113,000	112,028

JPMorgan Chase & Co., Series FF, 5.00%(f)(g)		1,072,000	1,056,181

			1,579,241

Diversified Financial Services–2.92%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.15%, 09/30/2030		513,000	516,804

Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(c)		606,000	542,809

Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(c)		622,000	532,360

Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(c)		591,000	541,323

			2,133,296

Diversified Metals & Mining–0.70%
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(c)		538,000	507,603

Diversified Support Services–1.41%
Ritchie Bros. Holdings, Inc. (Canada), 6.75%, 03/15/2028(c)		1,010,000	1,029,907

Electric Utilities–3.45%
Electricite de France S.A. (France), 9.13%(c)(f)(g)		526,000	560,775

NRG Energy, Inc., 4.45%, 06/15/2029(c)		424,000	385,384

Talen Energy Supply LLC, 8.63%, 06/01/2030(c)		519,000	544,055

Vistra Operations Co. LLC, 7.75%, 10/15/2031(c)		1,003,000	1,027,452

			2,517,666

Electrical Components & Equipment–1.30%
EnerSys, 4.38%, 12/15/2027(c)		841,000	770,364

Sensata Technologies B.V., 4.00%, 04/15/2029(c)		200,000	179,640

			950,004

Electronic Components–0.47%
Sensata Technologies, Inc.,
4.38%, 02/15/2030(c)		178,000	158,763

3.75%, 02/15/2031(c)		217,000	183,685

			342,448

Electronic Manufacturing Services–1.08%
Emerald Debt Merger Sub LLC, 6.63%, 12/15/2030(c)		788,000	787,015

	Principal Amount		Value

Environmental & Facilities Services–0.70%
GFL Environmental, Inc. (Canada), 6.75%, 01/15/2031(c)	$	508,000	$513,080

Gold–0.70%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(c)		522,000	511,619

Health Care Facilities–2.17%
Encompass Health Corp., 4.50%, 02/01/2028		612,000	572,644

Tenet Healthcare Corp., 4.88%, 01/01/2026		1,033,000	1,015,835

			1,588,479

Health Care REITs–2.82%
Diversified Healthcare Trust,
4.75%, 05/01/2024		918,000	868,163

4.38%, 03/01/2031		953,000	671,771

MPT Operating Partnership L.P./MPT Finance Corp.,
5.25%, 08/01/2026		299,000	260,484

3.50%, 03/15/2031		425,000	262,444

			2,062,862

Health Care Services–2.75%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(c)		615,000	514,715

Community Health Systems, Inc.,
8.00%, 03/15/2026(c)		584,000	562,928

5.25%, 05/15/2030(c)		502,000	395,455

4.75%, 02/15/2031(c)		335,000	246,125

DaVita, Inc., 3.75%, 02/15/2031(c)		367,000	287,612

			2,006,835

Health Care Supplies–0.71%
Medline Borrower L.P.,
3.88%, 04/01/2029(c)		301,000	267,382

5.25%, 10/01/2029(c)		281,000	254,495

			521,877

Hotel & Resort REITs–2.48%
Service Properties Trust,
5.50%, 12/15/2027		1,145,000	1,020,622

8.63%, 11/15/2031(c)		770,000	790,539

			1,811,161

Hotels, Resorts & Cruise Lines–1.06%
Carnival Corp., 6.00%, 05/01/2029(c)		842,000	775,311

Household Products–1.09%
Prestige Brands, Inc., 3.75%, 04/01/2031(c)		956,000	797,954

Independent Power Producers & Energy Traders–0.76%
Clearway Energy Operating LLC, 4.75%, 03/15/2028(c)		589,000	551,677

Industrial Machinery & Supplies & Components–1.83%
Enpro, Inc., 5.75%, 10/15/2026		803,000	780,909

Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(c)		615,000	553,069

			1,333,978

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount		Value

Integrated Telecommunication Services–2.07%
Altice France S.A. (France), 8.13%, 02/01/2027(c)	$	576,000	$495,948

Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(c)		530,000	517,558

Level 3 Financing, Inc., 3.75%, 07/15/2029(c)		1,384,000	499,859

			1,513,365

Investment Banking & Brokerage–1.48%
Charles Schwab Corp. (The), Series G, 5.38%(f)(g)		537,000	521,553

GTCR W-2 Merger Sub LLC, 7.50%, 01/15/2031(c)		550,000	560,766

			1,082,319

IT Consulting & Other Services–0.72%
Gartner, Inc.,
4.50%, 07/01/2028(c)		88,000	82,505

3.63%, 06/15/2029(c)		306,000	273,622

3.75%, 10/01/2030(c)		195,000	170,385

			526,512

Leisure Facilities–3.19%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(c)		434,000	472,346

NCL Corp. Ltd.,
3.63%, 12/15/2024(c)		528,000	510,567

5.88%, 03/15/2026(c)		283,000	268,355

5.88%, 02/15/2027(c)		275,000	266,500

NCL Finance Ltd., 6.13%, 03/15/2028(c)		266,000	241,574

Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(c)		615,000	569,303

			2,328,645

Marine Transportation–0.98%
Viking Cruises Ltd.,
6.25%, 05/15/2025(c)		382,000	378,451

7.00%, 02/15/2029(c)		349,000	334,506

			712,957

Metal, Glass & Plastic Containers–0.98%
Ball Corp., 3.13%, 09/15/2031		646,000	534,008

OI European Group B.V., 4.75%, 02/15/2030(c)		200,000	180,153

			714,161

Mortgage REITs–0.77%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/2029(c)		647,000	563,784

Office REITs–0.15%
Office Properties Income Trust, 4.25%, 05/15/2024		116,000	110,687

Oil & Gas Drilling–4.13%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(c)		559,000	527,109

	Principal Amount		Value

Oil & Gas Drilling–(continued)
Transocean, Inc.,
7.25%, 11/01/2025(c)	$	282,000	$277,033

7.50%, 01/15/2026(c)		843,000	822,583

8.75%, 02/15/2030(c)		406,600	415,560

7.50%, 04/15/2031		625,000	522,912

Valaris Ltd., 8.38%, 04/30/2030(c)		451,000	454,105

			3,019,302

Oil & Gas Equipment & Services–1.36%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(c)		469,000	441,986

Oceaneering International, Inc., 6.00%, 02/01/2028(c)		565,000	548,259

			990,245

Oil & Gas Exploration & Production–10.81%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(c)		2,129,000	2,141,678

Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/2026(c)		526,000	519,124

Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(c)		421,000	393,030

6.25%, 04/15/2032(c)		159,000	146,952

8.38%, 11/01/2033(c)		538,000	554,653

Moss Creek Resources Holdings, Inc., 10.50%, 05/15/2027(c)		762,000	771,414

Sitio Royalties Operating Partnership L.P./Sitio Finance Corp., 7.88%, 11/01/2028(c)		539,000	541,515

SM Energy Co., 6.63%, 01/15/2027		534,000	525,750

Southwestern Energy Co., 4.75%, 02/01/2032		591,000	527,457

Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(c)		1,051,000	1,002,034

Vital Energy, Inc.,
10.13%, 01/15/2028		248,000	252,724

7.75%, 07/31/2029(c)		288,000	264,255

9.75%, 10/15/2030		252,000	252,749

			7,893,335

Oil & Gas Refining & Marketing–0.73%
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/2030(c)		531,000	531,502

Oil & Gas Storage & Transportation–5.38%
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 01/15/2027		162,000	162,280

7.75%, 02/01/2028		609,000	602,146

Global Partners L.P./GLP Finance Corp., 7.00%, 08/01/2027		394,000	377,960

Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/15/2028(c)		541,000	549,750

New Fortress Energy, Inc., 6.50%, 09/30/2026(c)		399,000	379,301

Rockies Express Pipeline LLC, 4.95%, 07/15/2029(c)		548,000	506,262

Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, 10/15/2026(c)(h)		273,000	271,550

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount		Value

Oil & Gas Storage & Transportation–(continued)
Venture Global LNG, Inc.,
8.13%, 06/01/2028(c)	$	526,000	$521,982

9.50%, 02/01/2029(c)		543,000	560,604

			3,931,835

Passenger Airlines–1.07%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(c)		522,500	514,742

5.75%, 04/20/2029(c)		275,000	263,641

			778,383

Pharmaceuticals–0.86%
Bausch Health Cos., Inc.,
5.50%, 11/01/2025(c)		285,000	248,601

4.88%, 06/01/2028(c)		329,000	167,800

5.25%, 01/30/2030(c)		276,000	99,088

Par Pharmaceutical, Inc., 7.50%, 04/01/2027(c)		182,000	114,820

			630,309

Research & Consulting Services–1.07%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(c)		871,000	780,142

Restaurants–2.14%
1011778 BC ULC/New Red Finance, Inc. (Canada),
3.50%, 02/15/2029(c)		290,000	258,477

4.00%, 10/15/2030(c)		602,000	519,431

Yum! Brands, Inc., 5.38%, 04/01/2032		826,000	782,250

			1,560,158

Retail REITs–1.46%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(c)		1,140,000	1,068,917

Specialized Consumer Services–2.81%
Allwyn Entertainment Financing (UK) PLC (Czech Republic), 7.88%, 04/30/2029(c)		785,000	786,722

Carriage Services, Inc., 4.25%, 05/15/2029(c)		1,496,000	1,266,940

			2,053,662

Systems Software–3.66%
Black Knight InfoServ LLC, 3.63%, 09/01/2028(c)		878,000	816,540

Camelot Finance S.A., 4.50%, 11/01/2026(c)		1,401,000	1,329,623

CrowdStrike Holdings, Inc., 3.00%, 02/15/2029		599,000	526,375

			2,672,538

Telecom Tower REITs–0.71%
SBA Communications Corp., 3.13%, 02/01/2029		595,000	518,656

	Principal Amount		Value

Trading Companies & Distributors–2.14%
Fortress Transportation and Infrastructure Investors LLC,
6.50%, 10/01/2025(c)	$	257,000	$255,437

5.50%, 05/01/2028(c)		827,000	777,223

7.88%, 12/01/2030(c)		519,000	528,310

			1,560,970

Wireless Telecommunication Services–1.46%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(f)		1,324,000	1,069,338

Total U.S. Dollar Denominated Bonds & Notes (Cost $87,480,080)			84,109,861

Variable Rate Senior Loan Interests–13.12%(i)(j)
Advertising–0.77%
Clear Channel Worldwide Holdings, Inc., Term Loan B, 9.14% (3 mo. SOFR + 3.76%), 08/21/2026		569,083	559,420

Commodity Chemicals–0.65%
Schweitzer-Mauduit International, Inc. (SWM International), Term Loan B, 9.21% (1 mo. SOFR + 3.86%), 04/20/2028		479,925	475,126

Diversified Financial Services–1.44%
Scientific Games Lottery, First Lien Term Loan, 8.91% (1 mo. SOFR + 3.50%), 04/04/2029		1,056,769	1,053,043

Environmental & Facilities Services–0.94%
GFL Environmental, Inc. (Canada), -%, 05/31/2027(k)		312,382	313,482

Term Loan A, 7.91% (1 mo. SOFR + 2.50%), 05/31/2027		371,225	372,617

			686,099

Health Care Services–0.73%
Select Medical Corp., Term Loan, 8.35% (1 mo. SOFR + 3.00%), 03/06/2027		535,594	536,429

Health Care Supplies–0.72%
Mozart Debt Merger Sub, Inc. (Medline Industries), Term Loan, 8.46% (1 mo. SOFR + 3.11%), 10/23/2028		524,668	525,361

Hotels, Resorts & Cruise Lines–2.23%
Carnival Corp., Incremental Term Loan, 8.71% (1 mo. SOFR + 3.36%), 10/18/2028		572,989	571,078

IRB Holding Corp., Term Loan B, 8.45% (1 mo. SOFR + 3.10%), 12/15/2027		1,054,257	1,054,051

			1,625,129

Industrial REITs–0.51%
Greystar Real Estate Partners LLC, Term Loan, 9.15% (1 mo. SOFR + 3.75%), 08/07/2030(l)		368,400	369,321

Life Sciences Tools & Services–0.72%
Syneos Health, Inc., Term Loan, 9.39% (3 mo. SOFR + 4.00%), 09/27/2030		535,000	524,153

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount		Value

Oil & Gas Storage & Transportation–0.95%
NFE Atlantic Holdings LLC, Term Loan B, 10.39% (3 mo. SOFR + 5.00%), 10/30/2028	$	720,000	$694,800

Pharmaceuticals–0.56%
Endo LLC, Term Loan, 14.50% (1 mo. PRIME + 6.00%), 03/27/2028		627,062	408,114

Real Estate Services–0.72%
DTZ U.S. Borrower LLC, Term loan B, 9.35% (1 mo. SOFR + 4.00%), 01/31/2030(l)		537,000	527,602

Research & Consulting Services–1.45%
Dun & Bradstreet Corp. (The), Term loan B, 8.19% (1 mo. SOFR + 2.85%), 02/06/2026		1,059,770	1,061,265

Restaurants–0.73%
New Red Finance, Inc., Term Loan B-5, 7.60% (1 mo. SOFR + 2.25%), 09/23/2030		536,000	534,620

Total Variable Rate Senior Loan Interests (Cost $9,746,136)			9,580,482

Non-U.S. Dollar Denominated Bonds & Notes–6.38%(m)
Application Software–1.41%
Boxer Parent Co., Inc., 6.50%, 10/02/2025(c)	EUR	950,000	1,032,093

Casinos & Gaming–0.14%
Codere Finance 2 (Luxembourg) S.A. (Spain), 3.00% PIK Rate, 8.00% Cash Rate, 09/30/2026(c)(e)	EUR	138,521	104,038

Diversified Banks–1.73%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 6.00%(c)(f)(g)	EUR	200,000	211,714

BNP Paribas S.A. (France), 6.88%(c)(f)(g)	EUR	200,000	215,405

Cooperatieve Rabobank U.A. (Netherlands), 4.38%(c)(f)(g)	EUR	200,000	197,887

Credit Agricole S.A. (France), 7.25%(c)(f)(g)	EUR	200,000	222,190

Lloyds Banking Group PLC (United Kingdom), 4.95%(c)(f)(g)	EUR	400,000	417,616

			1,264,812

Diversified Capital Markets–0.31%
Deutsche Bank AG (Germany), 10.00%(c)(f)(g)	EUR	200,000	225,915

Food Retail–0.02%
Casino Guichard Perrachon S.A. (France),
6.63%, 01/15/2026(c)(d)	EUR	451,000	5,449

3.99%(Acquired 11/10/2022-11/15/2022; Cost $237,509)(c)(f)(g)(n)	EUR	1,200,000	8,239

			13,688

	Principal Amount		Value

Metal, Glass & Plastic Containers–0.73%
OI European Group B.V., 6.25%, 05/15/2028(c)	EUR	475,000	$531,556

Pharmaceuticals–0.89%
Nidda Healthcare Holding GmbH (Germany), 7.50%, 08/21/2026(c)	EUR	582,000	647,953

Wireless Telecommunication Services–1.15%
VMED O2 UK Financing I PLC (United Kingdom), 3.25%, 01/31/2031(c)	EUR	900,000	842,625

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $4,553,257)			4,662,680

	Shares
Exchange-Traded Funds–5.04%
Invesco AT1 Capital Bond UCITS ETF(o)(p)		22,000	515,262

iShares 0-5 Year High Yield Corporate Bond ETF		25,000	1,043,500

iShares iBoxx High Yield Corporate Bond ETF		28,000	2,119,880

Total Exchange-Traded Funds (Cost $3,619,059)			3,678,642

Preferred Stocks–0.70%
Diversified Banks–0.70%
Bank of America Corp., 6.50%, Series Z, Pfd.(f)		514,000	510,784

Regional Banks–0.00%
First Republic Bank, Series N, Pfd.(h)		2,000	0

Total Preferred Stocks (Cost $530,493)			510,784

	Principal Amount
Asset-Backed Securities–0.30%
Hertz Vehicle Financing III LLC, Series 2023-3A, Class C, 7.26%, 02/25/2028 (Cost $219,992)(c)	$	220,000	221,816

U.S. Treasury Securities–0.08%
U.S. Treasury Bills–0.08%
5.38%, 04/18/2024 (Cost $58,792)(q)		60,000	58,800

	Shares
Money Market Funds–0.97%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(o)(r)		249,132	249,132

Invesco Liquid Assets Portfolio, Institutional Class, 5.46%(o)(r)		176,775	176,863

Invesco Treasury Portfolio, Institutional Class, 5.28%(o)(r)		284,723	284,723

Total Money Market Funds (Cost $710,718)			710,718

TOTAL INVESTMENTS IN SECURITIES–141.74% (Cost $106,918,527)			103,533,783

BORROWINGS–(41.82)%			(30,550,000)

OTHER ASSETS LESS LIABILITIES–0.08%			59,187

NET ASSETS–100.00%			$73,042,970

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

Investment Abbreviations:

Conv.	– Convertible
ETF	– Exchange-Traded Fund
EUR	– Euro
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $69,407,489, which represented 95.02% of the Trust’s Net Assets.

(d)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2023 was $63,826, which represented less than 1% of the Trust’s Net Assets.

(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Perpetual bond with no specified maturity date.
(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(i)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(j)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(k)	This variable rate interest will settle after November 30, 2023, at which time the interest rate will be determined.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(n)	Restricted security. The value of this security at November 30, 2023 represented less than 1% of the Trust’s Net Assets.
(o)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$575,999	$13,729,463	$(14,056,330)	$-	$-	$249,132	$20,752
Invesco Liquid Assets Portfolio, Institutional Class	412,760	9,806,759	(10,042,818)	28	134	176,863	13,728
Invesco Treasury Portfolio, Institutional Class	658,284	15,690,814	(16,064,375)	-	-	284,723	21,379
Investments in Other Affiliates:
Invesco AT1 Capital Bond UCITS ETF	-	488,037	-	27,225	-	515,262	-
Total	$1,647,043	$39,715,073	$(40,163,523)	$27,253	$134	$1,225,980	$55,859

(p)	Non-income producing security.
(q)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(r)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	25	March-2024	$2,671,289	$(1,212)	$(1,212)

Open Forward Foreign Currency Contracts
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
Currency Risk
02/15/2024	Deutsche Bank AG	USD	644,077	EUR	600,000	$11,120

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

Open Forward Foreign Currency Contracts–(continued)

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

02/15/2024	Morgan Stanley	USD	731,213	GBP	595,000	$20,360

Subtotal-Appreciation						31,480

Currency Risk

02/15/2024	Barclays Capital	USD	63,250	GBP	50,000	(92)

02/15/2024	Goldman Sachs & Co.	EUR	5,343,000	USD	5,731,308	(103,230)

02/15/2024	Goldman Sachs & Co.	GBP	812,000	USD	999,905	(25,770)

02/15/2024	State Street Bank & Trust Co.	USD	72,664	EUR	66,000	(593)

Subtotal-Depreciation						(129,685)

Total Forward Foreign Currency Contracts						$(98,205)

Open Centrally Cleared Credit Default Swap Agreements(a)
(Pay)/
		Receive			Implied		Upfront
	Buy/Sell	Fixed	Payment		Credit		Payments Paid		Unrealized
Reference Entity	Protection	Rate	Frequency	Maturity Date	Spread(b)	Notional Value	(Received)	Value	Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 41, Version 1	Buy	(5.00)%	Quarterly	12/20/2028	4.054%	USD 4,950,000	$171,898	$188,132	$16,234

(a)	Centrally cleared swap agreements collateralized by $200,841 cash held with Merrill Lynch International.
(b)

Implied credit spreads represent the current level, as of November 30, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:

EUR –Euro

GBP –British Pound Sterling

USD –U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

      The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$–	$84,109,861	$–	$84,109,861

Variable Rate Senior Loan Interests	–	8,683,559	896,923	9,580,482

Non-U.S. Dollar Denominated Bonds & Notes	–	4,662,680	–	4,662,680

Exchange-Traded Funds	3,163,380	515,262	–	3,678,642

Preferred Stocks	–	510,784	–	510,784

Asset-Backed Securities	–	221,816	–	221,816

U.S. Treasury Securities	–	58,800	–	58,800

Money Market Funds	710,718	–	–	710,718

Total Investments in Securities	3,874,098	98,762,762	896,923	103,533,783

Other Investments - Assets*

Forward Foreign Currency Contracts	–	31,480	–	31,480

Swap Agreements	–	16,234	–	16,234

	–	47,714	–	47,714

Other Investments - Liabilities*

Futures Contracts	(1,212)	–	–	(1,212)

Forward Foreign Currency Contracts	–	(129,685)	–	(129,685)

	(1,212)	(129,685)	–	(130,897)

Total Other Investments	(1,212)	(81,971)	–	(83,183)

Total Investments	$3,872,886	$98,680,791	$896,923	$103,450,600

*	Unrealized appreciation (depreciation).

Invesco High Income Trust II